Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent events
16.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions that have occurred after March 31, 2021 up to June 9, 2021 and is not aware of any material events other than those described below.

As disclosed under the sections entitled “Proposal No. 1—The Business Combination Proposal,” “The Business Combination” and “The Merger Agreement” beginning on pages 90, 179 and 202, respectively, of the proxy statement/prospectus (the “Proxy Statement/Prospectus”) filed with the Securities and Exchange Commission (the “SEC”) by TSIA on May 12, 2021, TSIA entered into an Agreement and Plan of Merger (the “Merger Agreement”), dated January 24, 2021, with Lionet Merger Sub Inc., a wholly-owned subsidiary of TSIA (“Merger Sub”), and Latch, Inc., now known as Latch Services, Inc. (“Legacy Latch”). Pursuant to the Merger Agreement, Merger Sub was merged with and into Legacy Latch, with Legacy Latch surviving the merger as a wholly owned subsidiary of the Post Combination Company (the “Business Combination” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”).

On June 3, 2021, TSIA held a special meeting of stockholders (the “Special Meeting”), at which the TSIA stockholders considered and adopted, among other matters, a proposal to approve the Business Combination, including (a) adopting the Merger Agreement and (b) approving the other Transactions contemplated by the Merger Agreement and related agreements described in the Proxy Statement/Prospectus.

On June 4, 2021, the Company consummated the Business Combination, Merger Agreement and other Transactions (the “Closing”).

The following occurred upon the Closing:

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The mandatory conversion feature upon a business combination was triggered for the Convertible Notes described in Note 8 Debt, causing a conversion of the $50,000 outstanding principal amount of these Convertible Notes and any unpaid accrued interest into equity securities at a specified price. The noteholders received 6,925 shares of Class A common stock in the Post Combination Company. Also, the embedded derivative related to the Convertible Notes was extinguished as part of the Closing.

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The 71,069 outstanding shares of redeemable convertible preferred stock described in Note 11 Convertible Preferred Stock and Equity were exchanged for 63,756 shares of the Post Combination Company Class A common stock.

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Repayment in full of the outstanding principal and accrued interest on the term loan, described in Note 8 Debt in the total amount of $5,046. The embedded derivative on the warrants issued in connection with the term loan was extinguished as part of the Closing.

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Certain transaction costs as described in Note 2 Summary of Significant Accounting Policies – Equity Issuance Costs were reclassified from prepaid expenses and other current assets to additional paid in capital.

As a result of the Business Combination, each share of Legacy Latch preferred stock and common stock was converted into the right to receive approximately 0.8971 shares of Post Combination Company Class A common stock.

Post Combination Company common stock and warrants commenced trading on the Nasdaq Global Market (“Nasdaq”) under the symbols “LTCH” and “LTCHW,” respectively, on June 7, 2021, subject to ongoing review of the satisfaction of all listing criteria following the Business Combination.

17.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions that have occurred after December 31, 2020 up to March 10, 2021 and is not aware of any material events other than those described below.

Purchase Commitment

In January 2021, the Company entered into an arrangement with a supplier which requires future minimum purchases of inventory for an aggregate amount of $3,255 in scheduled installments starting in August 2021 through December 2022.

Secondary Purchase

On January 19, 2021, one of the Company’s existing equity holders acquired an additional 3,132 shares of the Company’s common stock from certain employees and nonemployee service providers at a price per share of $8.90. This price was determined based on the pre-money equity valuation ascribed to the Company by TS Innovation Acquisitions Corp. (“TSIA”) and the estimated conversion ratio at the time of the sales. The foregoing sales were consummated directly among the equity holders to satisfy the acquiring equity holder’s demand for additional shares of the Company’s common stock without increasing the size of the private placement transaction (“PIPE transaction”) and causing incremental dilution to investors in the combined company.

Merger Agreement

On January 24, 2021, the Company entered into a definitive agreement to merge with a wholly owned subsidiary of TSIA a special purpose acquisition company listed on the NASDAQ (Ticker: TSIA). The Company’s existing shareholders will retain 100% of their equity, which converts to 64.2% ownership of the outstanding shares of the Post-Combination Company at closing, assuming no redemptions by TSIA’s public stockholders. The remaining outstanding shares of the Post-Combination Company will be held by TSIA’s public stockholders, TSIA Sponsor, and Subscribers in the PIPE transaction to be consummated substantially simultaneously with the Business Combination. The transaction is expected to be completed during the second quarter of 2021. However, there can be no assurance as to when or if the closing of the Business Combination will occur. The Post-Combination Company will be renamed Latch, Inc.